Commitments and Contingent Liabilities (Details) € in Thousands, $ in Thousands		6 Months Ended
	Jan. 09, 2020 EUR (€)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 EUR (€)	Jun. 30, 2020 USD ($)
Commitments and Contingent Liabilities (Details) [Line Items]
Advance payments		$ 74
Rental and lease expenses		566		$ 500
Participation payments		$ 5,139
Automatic filing machine (in Euro) | €	€ 1,377
Pre-payment for automatic filing machine (in Euro) | €			€ 505
Business Acquisition [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Commitments and Contingent liabilities, description		the Company is committed to pay royalties at a rate of 3% of sales of the developed products, up to 100% of the amount of grants received plus interest at LIBOR. During the six months ended June 30, 2021 (unaudited) and the year ended December 31, 2020, no royalties have been paid or accrued.	the Company is committed to pay royalties at a rate of 3% of sales of the developed products, up to 100% of the amount of grants received plus interest at LIBOR. During the six months ended June 30, 2021 (unaudited) and the year ended December 31, 2020, no royalties have been paid or accrued.